Capital structure and financial items - Financial risks - Credit exposure for cash at bank and derivative financial instruments (Details) - DKK (kr) kr in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of external credit grades [line items]
Credit exposure	kr 15,089	kr 15,663
AA range
Disclosure of external credit grades [line items]
Credit exposure	8,285	7,610
A range
Disclosure of external credit grades [line items]
Credit exposure	5,786	7,194
BBB range
Disclosure of external credit grades [line items]
Credit exposure	212	314
Not rated or below BBB range
Disclosure of external credit grades [line items]
Credit exposure	806	545
Cash at bank
Disclosure of external credit grades [line items]
Credit exposure	12,757	15,475
Cash at bank | AA range
Disclosure of external credit grades [line items]
Credit exposure	7,296	7,471
Cash at bank | A range
Disclosure of external credit grades [line items]
Credit exposure	4,443	7,145
Cash at bank | BBB range
Disclosure of external credit grades [line items]
Credit exposure	212	314
Cash at bank | Not rated or below BBB range
Disclosure of external credit grades [line items]
Credit exposure	806	545
Derivative financial instruments
Disclosure of external credit grades [line items]
Credit exposure	2,332	188
Derivative financial instruments | AA range
Disclosure of external credit grades [line items]
Credit exposure	989	139
Derivative financial instruments | A range
Disclosure of external credit grades [line items]
Credit exposure	1,343	49
Derivative financial instruments | BBB range
Disclosure of external credit grades [line items]
Credit exposure	0	0
Derivative financial instruments | Not rated or below BBB range
Disclosure of external credit grades [line items]
Credit exposure	kr 0	kr 0